BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated December 16, 2022

to the Prospectus dated October 28, 2022

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 31, 2022 (“Lazard’s Effective Date”), Ronald Temple will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Large Cap Growth Fund managed by Lazard Asset Management LLC (“Lazard’s Allocated Portion of the Large Cap Growth Fund”). Andrew Lacey, Martin Flood, H. Ross Seiden and Louis Florentine-Lee will each continue to serve as portfolio managers of Lazard’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, as of Lazard’s Effective Date, all references and information related to Ronald Temple in the Prospectus are hereby deleted in its entirety.

Effective January 3, 2023 (“Eagle’s Effective Date”), Betsy Pecor will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Small/Mid Cap Growth Fund managed by Eagle Asset Management, Inc. (“Eagle’s Allocated Portion of the Small/Mid Cap Growth Fund”). Matt McGeary, E.G. Woods, Jason Wulff and Matthew Spitznagle will each continue to serve as portfolio managers of Eagle’s Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, as of Eagle’s Effective Date, all references and information related to Betsy Pecor in the Prospectus are hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated December 16, 2022

to the Statement of Additional Information (“SAI”)

dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective December 31, 2022 (“Lazard’s Effective Date”), Ronald Temple will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Large Cap Growth Fund managed by Lazard Asset Management LLC (“Lazard’s Allocated Portion of the Large Cap Growth Fund”). Andrew Lacey, Martin Flood, H. Ross Seiden and Louis Florentine-Lee will each continue to serve as portfolio managers of Lazard’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, as of Lazard’s Effective Date, all references and information related to Ronald Temple in the Prospectus are hereby deleted in its entirety.

Effective January 3, 2023 (“Eagle’s Effective Date”), Betsy Pecor will no longer serve as a portfolio manager of the portion of the assets of the Bridge Builder Small/Mid Cap Growth Fund managed by Eagle Asset Management, Inc. (“Eagle’s Allocated Portion of the Small/Mid Cap Growth Fund”). Matt McGeary, E.G. Woods, Jason Wulff and Matthew Spitznagle will each continue to serve as portfolio managers of Eagle’s Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, as of Eagle’s Effective Date, all references and information related to Betsy Pecor in the SAI are hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE